Workers' Profit Sharing	12 Months Ended
Dec. 31, 2019
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Workers' Profit Sharing
25	WORKERS’ PROFIT SHARING
The distribution of the workers’ profit sharing in the income statement for the years ended December 31 is shown below:

	2017	2018	2019
Cost of sales of goods and services	2,215	5,274	4,661
Administrative expenses	7,562	2,588	1,679

	9,777	7,862	6,340